INVENTORIES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of Inventories [Abstract]
Raw materials	$ 140,322	$ 145,110
Work in progress	91,466	105,836
Finished goods	63,418	69,226
Current inventories	295,206	320,172
Inventory write-down	13,356	5,021
Inventories, at net realisable value	20,992	8,035
Cost of inventories recognised as expense during period	$ 988,453	$ 795,706